Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes.

The provision (benefit) for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$18,201	$8,231	$862
State	2,921	1,274	432
Foreign	2,645	1,465	412
	23,767	10,970	1,706
Deferred:
Federal	5,617	3,818	2,260
State	565	416	—
Foreign	(822)	(261)	(212)
	5,360	3,973	2,048
Change in valuation allowance	246	454	215
	$29,373	$15,397	$3,969

Income (loss) before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
United States	$65,012	$33,089	$6,923
Foreign	2,772	4,058	1,130
	$67,784	$37,147	$8,053

The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred income tax assets (liabilities):
Current:
Allowance for doubtful accounts	$1,150	$1,007
Employee related accruals	3,419	2,923
State taxes	1,064	534
Workers’ compensation and medical malpractice loss reserves	4,683	4,277
Prepaid insurance	(631)	(319)
Other	462	849
	10,147	9,271
Non-current:
Intangibles	(23,662)	(15,559)
Depreciation expense	(4,449)	(3,867)
Stock-based compensation	2,852	3,428
Net operating loss carryforwards	1,191	1,054
Other	1,975	758
	(22,093)	(14,186)
Valuation allowance	(916)	(670)
Total net deferred income tax liability	$(12,862)	$(5,585)

The reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 35.0 percent for 2012, 35.0 percent for 2011, and 34.0 percent for 2010 to income before income taxes and the income tax provision is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Income tax provision at the statutory rate	$23,727	$13,002	$2,740
State income taxes, net of federal benefit	2,671	1,341	358
Permanent difference – disallowed meals and entertainment expenses	1,681	1,020	545
Permanent difference – settlement of earn-out	—	(445)	—
Valuation allowance related to foreign jurisdictions	246	454	215
Income tax contingency	276	(91)	(16)
Foreign tax rate differential	14	(222)	(181)
Other	758	338	308
	$29,373	$15,397	$3,969

As of December 31, 2012, the Company had no federal net operating losses, state net operating losses of approximately $9.5 million and foreign net operating losses of approximately $3.1 million. The state net operating losses can be carried forward up to 20 years and begin expiring in 2013. The foreign net operating losses in the United Kingdom can be carried forward indefinitely and the net operating losses in Spain can be carried forward up to 18 years beginning from the first period of profits. The Company has recorded a valuation allowance of approximately $0.9 million and $0.7 million at December 31, 2012 and December 31, 2011, respectively, related to net operating loss carryforwards.

At December 31, 2012, the Company had accumulated net foreign earnings of $13.0 million. The Company did not provide deferred taxes on the excess of the financial reporting over the tax basis in its investment in foreign subsidiaries since the Company intends to permanently reinvest the undistributed earnings of its foreign subsidiaries. The determination of additional deferred taxes that have not been provided is not practicable.

The Company had gross deferred tax assets of $17.7 million and $14.4 million and gross deferred tax liabilities of $30.5 million and $19.9 million at December 31, 2012 and 2011, respectively.

The Company receives a tax deduction for stock-based awards upon exercise of a non-qualified stock options or as the result of disqualifying dispositions made by directors, officers and employees. A disqualifying disposition occurs when stock acquired through the exercise of incentive stock options or the Employee Stock Purchase Plan is disposed of prior to the required holding period. The Company also receives a tax deduction upon the vesting of restricted stock units or restricted stock awards. The Company received tax deductions of $22.8 million and $7.5 million, respectively, from stock-based awards in 2012 and 2011.

As of December 31, 2012, the Company had $0.4 million of gross unrecognized tax benefits, which includes penalties and interest, all of which was carried in other long-term liabilities. If the Company’s positions are sustained by the taxing authority in favor of the Company, the entire $0.4 million would reduce the Company’s effective tax rate. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The amount of interest and penalties recognized in the financial statements is not significant.

The following is a reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized Tax Benefit beginning of year	$251	$358	$397
Gross decreases - tax positions in prior year	(34)	—	(39)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	—	(107)	—
Gross increases - tax positions in prior year	159	—	—
Unrecognized Tax Benefit end of year	$376	$251	$358

The Company believes that there will be no significant increases or decreases to unrecognized tax benefits within the next twelve months.

The Company is subject to taxation in the United States and various states and foreign jurisdictions. The IRS has examined and concluded all tax matters for years through 2009.